Lease obligations - Disclosure of future minimum lease payments related to office (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 248,887
Less: imputed interest	(31,493)
Total present value of minimum lease payments	217,394	$ 293,464
Less: current portion	(88,182)	(76,070)
Non-current portion	129,212	$ 217,394
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	109,227
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	111,609
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	28,051
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 0